TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2017
Commitments
Schedule of related party transactions

Details of transactions with related parties as follows:

						Transaction amount
		Nature of		Nature of		with related parties
		relationship with	Country	related parties		As of December 31,
Tax No.	Related party	related parties	of origin	transactions	Currency	2017	2016	2015
						ThUS$	ThUS$	ThUS$
96.810.370-9	Inversiones Costa Verde Ltda. y CPA.	Related director	Chile	Tickets sales	CLP	18	6	15

65.216.000-K	Comunidad Mujer	Related director	Chile	Tickets sales	CLP	14	9	2
				Services provided for advertising	CLP	-	(12)	(10)

78.591.370-1	Bethia S.A and subsidiaries	Related director	Chile	Services received of cargo transport	CLP	1,643	(394)	(259)
				Services received from National and International Courier	CLP	(382)	(285)	(227)
				Services provided of cargo transport	CLP	(17)	192	30

65.216.000-K	Viajes Falabella Ltda.	Related director	Chile	Sales commissions	CLP	(761)	(727)	(50)

79.773.440-3	Transportes San Felipe S.A	Related director	Chile	Services received of transfer of passengers	CLP	-	(84)	(127)
				Tickets sales	CLP	1	3	7

87.752.000-5	Granja Marina Tornagaleones S.A.	Common shareholder	Chile	Tickets sales	CLP	72	76	117

Foreign	Consultoría Administrativa Profesional S.A. de C.V.	Associate	Mexico	Professional counseling services received	MXN	(2,357)	(2,563)	(1,191)

Foreign	Inversora Aeronáutica Argentina	Related director	Argentina	Leases as lessor	ARS	(251)	(264)	(269)
				Revenue billboard advertising maintaining	US$	-	-	1

Foreign	TAM Aviação Executiva e Taxi Aéreo S/A	Related director	Brazil	Services provided	BRL	45	(120)	(61)
				Services received at airports	BRL	(39)	7	5

Foreign	Qatar Airways	Indirect shareholder	Qatar	Services provided by aircraft lease	US$	31,707	-	-
				Interlineal received service	US$	(2,139)	-	-
				Interlineal provided service	US$	5,279	-	-
				Services provided of handling	US$	1,002	-	-

Schedule of key management personnel compensation

The Company has defined for these purposes that key management personnel are the executives who define the Company’s policies and major guidelines and who directly affect the results of the business, considering the levels of Vice-Presidents, Chief Executives and Directors (Senior).

	For the period ended
	December 31,
	2017	2016	2015
	ThUS$	ThUS$	ThUS$

Remuneration	17,826	16,514	17,185
Management fees	468	556	547
Non-monetary benefits	740	778	864
Short-term benefits	36,970	23,459	19,814
Share-based payments	13,173	8,085	10,811
Total	69,177	49,392	49,221